Annual Fund Operating Expenses - ALPS Premium Income ETF - ALPS Premium Income ETF Shares	Sep. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.